Acquisition - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended		0 Months Ended	1 Months Ended
	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2012 JointVentures	Apr. 30, 2014	Feb. 29, 2012	Sep. 30, 2013	Feb. 28, 2014	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2010
Business Acquisition [Line Items]
Equity interest acquired, total consideration		$ 2,541
Purchase of equity method investment			1,588
Number of joint ventures			2
Percentage of equity interest transferred	100.00%
Equity method investments, Carrying value		2,502							3,551
Beijing Xinsi Yijia Technology Co., Ltd. ("Xinsi Yijia")
Business Acquisition [Line Items]
Percentage of equity interest acquired				100.00%
Equity interest percentage		75.00%
Transactions close date		Jun. 30, 2014
Equity interest acquired, total consideration				2,541
Beijing Shibo Movie Technology Co., Ltd.
Business Acquisition [Line Items]
Percentage of equity interest acquired						50.00%
Purchase of equity method investment			794		794
Equity interest in joint venture			50.00%		50.00%
Equity method investments, Carrying value							456		489	[1]
Fair value of Shibo Movie asset acquired and liabilities assumed							912
Xinghe Union
Business Acquisition [Line Items]
Purchase of equity method investment			794					794
Equity interest in joint venture			50.00%					50.00%
Percentage of equity interest transferred						50.00%
Equity method investments, Carrying value							291		370	[2]
Gain on disposal of business							$ 165	$ 165
China Digital TV Holding Co Ltd and CDTV BVI Subsidiary and VIE and VIE's subsidiaries | Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")
Business Acquisition [Line Items]
Percentage of equity interest acquired											90.00%
Equity interest percentage		75.00%
China Digital TV Holding Co Ltd and CDTV BVI Subsidiary and VIE and VIE's subsidiaries | Xinghe Union
Business Acquisition [Line Items]
Percentage of equity interest transferred						50.00%
China Digital TV Holding Co Ltd and CDTV BVI Subsidiary and VIE and VIE's subsidiaries | Equity interests in Shibo Movie held by AirMedia [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired						50.00%
Yuewu Yuntian | Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")
Business Acquisition [Line Items]
Percentage of equity interest acquired											10.00%
Equity interest percentage		15.00%
Beijing Holch Capital Investment Center ("Holch Capital") | Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")
Business Acquisition [Line Items]
Equity interest percentage		10.00%

[1]	In February 2012, the Group and AirMedia set up a joint venture Shibo Movie, in which the group contributed cash of $794, representing 50% of equity interest in joint venture. The Group has accounted for this long-term investment using equity method accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee. On September 30, 2013, the Group signed a contract with AirMedia for the exchange for 50% equity interests in Shibo Movie held by AirMedia with its 50% equity interest in Xinghe Union. In February 2014, the exchange was completed and Shibo Movie became a wholly-owned subsidiary of the Group, and the transaction was accounted for by applying the acquisition method (Note 5(b)).
[2]	In March 2012, the Group and AirMedia set up a joint venture Xinghe Union, in which the group contributed cash of $794, representing 50% of equity interest in joint venture. The Group has accounted for this long-term investment using equity method accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee. On September 30, 2013, the Group signed a contract with AirMedia for the exchange for 50% equity interests in Shibo Movie held by AirMedia with its 50% equity interest in Xinghe Union. In February 2014, the exchange was completed and the 50% equity interest in Xinghe Union was transferred to AirMedia. The Company recorded a gain of $165 on the disposal of Xinghe Union (Note 5(b)).